Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000012318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares)
Account Value	$ 43,556	$ 43,556	$ 43,556	$ 32,664	$ 26,036	$ 33,609	$ 22,778	$ 17,814	$ 16,249	$ 12,874	$ 10,342	$ 10,895	$ 9,474
Average Annual Return, Percent	26.34%	18.29%	15.85%
C000012318 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	33.34%	19.58%	16.48%
C000034442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares)
Account Value	$ 44,160	$ 44,160	$ 44,160	33,117	26,399	34,241	23,324	18,336	16,812	13,386	10,807	11,443	10,000
Average Annual Return, Percent	31.70%	18.98%	16.01%
C000034442 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	32.70%	18.98%	16.01%
C000033247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class I Shares)
Account Value	$ 4,703,175	$ 4,703,175	$ 4,703,175	3,518,230	2,797,850	3,602,060	2,434,595	1,899,870	1,728,587	1,365,823	1,094,886	1,151,382	1,000,000
Average Annual Return, Percent	33.68%	19.88%	16.75%
C000190884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R2 Shares)
Account Value	$ 44,797	$ 44,797	$ 44,797	33,681	26,928	34,841	23,673	18,570	16,980	13,486	10,862	11,471	10,000
Average Annual Return, Percent	33.00%	19.26%	16.18%
C000187975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R3 Shares)
Account Value	$ 45,962	$ 45,962	$ 45,962	34,468	27,484	35,481	24,039	18,810	17,158	13,588	10,916	11,499	10,000
Average Annual Return, Percent	33.34%	19.56%	16.48%
C000187976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R4 Shares)
Account Value	$ 47,098	$ 47,098	$ 47,098	35,235	28,022	36,075	24,390	19,033	17,317	13,683	10,967	11,523	10,000
Average Annual Return, Percent	33.67%	19.87%	16.76%
C000073572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R5 Shares)
Account Value	$ 47,098	$ 47,098	$ 47,098	35,235	28,022	36,075	24,390	19,033	17,317	13,683	10,967	11,523	10,000
Average Annual Return, Percent	33.85%	20.05%	16.93%
C000133820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R6 Shares)
Account Value	$ 24,134,196	$ 24,134,196	$ 24,134,196	18,009,709	14,291,527	18,347,484	12,373,652	9,629,924	8,740,254	6,889,847	5,508,940	5,773,981	5,000,000
Average Annual Return, Percent	34.01%	20.17%	17.05%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 31,475	$ 31,475	25,564	21,491	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 43,178	$ 43,178	$ 43,178	$ 32,657	$ 25,795	$ 32,154	$ 22,487	$ 18,441	$ 16,673	$ 13,614	$ 11,277	$ 11,069	$ 10,000
Average Annual Return, Percent	32.22%	18.55%	15.75%